Payment Date: Mar 15, 2013 First Payment Date: Feb 15, 2013
Prior Payment: Feb 15, 2013 Closing Date: Jan 30, 2013 Name: Deanna F Degnan
Next Payment: Apr 14, 2013 Cutoff Date: Jan 1, 2013 Title: Assistant Vice President
Record Date: Feb 28, 2013 Final Distribution Date: Feb 15, 2046
Determination Date: Mar 11, 2013
Address: 190 S. LaSalle Street, 7th Floor
Chicago, IL 60603
- Statement to Certificateholders Page 1 Phone: 312-332-7458
* Payment Detail
Email:
deanna.degnan@usbank.com
* Factor Detail Website: www.usbank.com/abs
* Principal Detail
* Interest Detail
* Reconciliation of Funds
* Additional Reconciliation Detail Mortgage Loan Seller: Morgan Stanley Mortgage Capital Holdings LLC
* Current Loan Modification Report Mortgage Loan Seller: Bank of America, National Association
* REO Additional Detail Depositor: Morgan Stanley Capital I Inc.
* Historical Bond/Collateral Liquidation Realized Loss Reconciliation Trustee: U.S. Bank National Association
- Historical Delinquency & Liquidation Summary Page 11 Certificate Administrator: U.S. Bank National Association
- REO Status Report Page 12 Custodian: Wells Fargo Bank, National Association
- Historical Liquidation Loss Loan Detail Page 13 Master Servicer: Midland Loan Services,
- Interest Shortfall Reconciliation Page 14 a Division of PNC Bank National Association
- Defeased Loan Detail Page 15 Special Servicer: Midland Loan Services,
- Appraisal Reduction Report Page 16 a Division of PNC Bank National Association
- Loan Level Detail Page 17 Trust Advisor: Situs Holdings, LLC
- Historical Loan Modification Report Page 19
- Material Breaches and Document Defects Page 20
- Mortgage Loan Characteristics Page 21
This report has been prepared by, or is based on information furnished to U.S. Bank Corporate Trust Services ("U.S. Bank") by, one or more third parties (e.g. Servicers, Master
Servicer, etc.). U.S. Bank has not independently verified information received from or prepared by any such third party. U.S. Bank shall not and does not undertake responsibility for the accuracy, completeness, or sufficiency of this report or the information contained herein for any purpose, and U.S. Bank makes no representations or warranties with respect thereto. The information in this report is presented here with the approval of the Issuer solely as a convenience for the user, and should not be relied upon without further investigation by any user contemplating an investment decision with respect to the related securities.
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
March 2013
DATES
ADMINISTRATOR
TABLE OF CONTENTS
PARTIES TO TRANSACTION
March 2013
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Collateral
Trust
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expense
Balance
Outstanding
A-1 0.73800% 102,200,000.00 100,942,613.70 1,562,581.22 62,079.71 1,624,660.93 0.00 0.00 99,380,032.48
A-2 1.86300% 135,700,000.00 135,700,000.00 0.00 210,674.25 210,674.25 0.00 0.00 135,700,000.00
A-AB 2.46900% 111,600,000.00 111,600,000.00 0.00 229,617.00 229,617.00 0.00 0.00 111,600,000.00
A-3 2.65500% 160,000,000.00 160,000,000.00 0.00 354,000.00 354,000.00 0.00 0.00 160,000,000.00
A-4
2.91800% 466,316,000.00 466,316,000.00 0.00 1,133,925.07 1,133,925.07 0.00 0.00 466,316,000.00
X-A
1.76897% 1,099,536,000.00 1,098,278,613.70 0.00 1,619,013.74 1,619,013.74 0.00 0.00 1,096,716,032.48
A-S*
3.21400% 123,720,000.00 123,720,000.00 0.00 331,363.40 331,363.40 0.00 0.00 123,720,000.00 100.00%
B*
3.76900% 85,384,000.00 85,384,000.00 0.00 268,176.91 268,176.91 0.00 0.00 85,384,000.00 100.00%
C*
4.18965% 52,276,000.00 52,276,000.00 0.00 182,515.30 182,515.30 0.00 0.00 52,276,000.00 100.00%
X-B
0.37691% 137,660,000.00 137,660,000.00 0.00 43,238.07 43,238.07 0.00 0.00 137,660,000.00
D
4.30565% 55,761,000.00 55,761,000.00 0.00 200,072.98 200,072.98 0.00 0.00 55,761,000.00
E
4.30565% 6,970,000.00 6,970,000.00 0.00 25,008.67 25,008.67 0.00 0.00 6,970,000.00
F
4.30565% 22,653,000.00 22,653,000.00 0.00 81,279.99 81,279.99 0.00 0.00 22,653,000.00
G
4.30565% 27,880,000.00 27,880,000.00 0.00 100,034.70 100,034.70 0.00 0.00 27,880,000.00
H
4.30565% 43,563,886.00 43,563,886.00 0.00 156,309.18 156,309.18 0.00 0.00 43,563,886.00
R
0.00000% 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
1,394,023,886.00 1,392,766,499.70 1,562,581.22 4,997,308.98 6,559,890.20 0.00 0.00 1,391,203,918.48
PAYMENT DETAIL

March 2013
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expense
Balance
Exchanged
PST* N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00%
Totals:
0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
EXCHANGEABLE CERTIFICATE DETAIL

March 2013
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 61690KAA0 0.98769681 0.01528944 0.00060743 0.01589688 0.00000000 0.97240736
A-2 61690KAB8 1.00000000 0.00000000 0.00155250 0.00155250 0.00000000 1.00000000
A-AB 61690KAC6 1.00000000 0.00000000 0.00205750 0.00205750 0.00000000 1.00000000
A-3 61690KAD4 1.00000000 0.00000000 0.00221250 0.00221250 0.00000000 1.00000000
A-4 61690KAE2 1.00000000 0.00000000 0.00243167 0.00243167 0.00000000 1.00000000
X-A 61690KAF9 0.99885644 0.00000000 0.00147245 0.00147245 0.00000000 0.99743531
A-S* 61690KAG7 1.00000000 0.00000000 0.00267833 0.00267833 0.00000000 1.00000000
B* 61690KAH5 1.00000000 0.00000000 0.00314083 0.00314083 0.00000000 1.00000000
C* 61690KAK8 1.00000000 0.00000000 0.00349138 0.00349138 0.00000000 1.00000000
X-B 61690KAW2 1.00000000 0.00000000 0.00031409 0.00031409 0.00000000 1.00000000
D 61690KAL6 1.00000000 0.00000000 0.00358805 0.00358805 0.00000000 1.00000000
E 61690KAN2 1.00000000 0.00000000 0.00358805 0.00358805 0.00000000 1.00000000
F 61690KAQ5 1.00000000 0.00000000 0.00358805 0.00358805 0.00000000 1.00000000
G 61690KAS1 1.00000000 0.00000000 0.00358805 0.00358805 0.00000000 1.00000000
H 61690KAU6 1.00000000 0.00000000 0.00358804 0.00358804 0.00000000 1.00000000
R 61690KAY8 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
A-S* 61690KAG7 1.00000000 0.00000000 0.00267833 0.00267833 0.00000000 1.00000000
B* 61690KAH5 1.00000000 0.00000000 0.00314083 0.00314083 0.00000000 1.00000000
C* 61690KAK8 1.00000000 0.00000000 0.00349138 0.00349138 0.00000000 1.00000000
FACTOR DETAIL

March 2013
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Collateral
Trust
Cumulative
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Coll Support
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
Deficit
A-1 100,942,613.70 1,562,581.22 0.00 0.00 0.00 99,380,032.48 0.00
A-2 135,700,000.00 0.00 0.00 0.00 0.00 135,700,000.00 0.00
A-AB 111,600,000.00 0.00 0.00 0.00 0.00 111,600,000.00 0.00
A-3 160,000,000.00 0.00 0.00 0.00 0.00 160,000,000.00 0.00
A-4 466,316,000.00 0.00 0.00 0.00 0.00 466,316,000.00 0.00
A-S* 123,720,000.00 0.00 0.00 0.00 0.00 123,720,000.00 0.00
B* 85,384,000.00 0.00 0.00 0.00 0.00 85,384,000.00 0.00
C* 52,276,000.00 0.00 0.00 0.00 0.00 52,276,000.00 0.00
D 55,761,000.00 0.00 0.00 0.00 0.00 55,761,000.00 0.00
E 6,970,000.00 0.00 0.00 0.00 0.00 6,970,000.00 0.00
F 22,653,000.00 0.00 0.00 0.00 0.00 22,653,000.00 0.00
G 27,880,000.00 0.00 0.00 0.00 0.00 27,880,000.00 0.00
H 43,563,886.00 0.00 0.00 0.00 0.00 43,563,886.00 0.00
Totals:
1,392,766,499.70 1,562,581.22 0.00 0.00 0.00 1,391,203,918.48 0.00
PRINCIPAL DETAIL

March 2013
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Premium
Charges
Amount
Shortfall
A-1 62,079.71 0.00 0.00 0.00 0.00 0.00 62,079.71 0.00
A-2 210,674.25 0.00 0.00 0.00 0.00 0.00 210,674.25 0.00
A-AB 229,617.00 0.00 0.00 0.00 0.00 0.00 229,617.00 0.00
A-3 354,000.00 0.00 0.00 0.00 0.00 0.00 354,000.00 0.00
A-4 1,133,925.07 0.00 0.00 0.00 0.00 0.00 1,133,925.07 0.00
X-A 1,619,013.74 0.00 0.00 0.00 0.00 0.00 1,619,013.74 0.00
A-S* 331,363.40 0.00 0.00 0.00 0.00 0.00 331,363.40 0.00
B* 268,176.91 0.00 0.00 0.00 0.00 0.00 268,176.91 0.00
C* 182,515.30 0.00 0.00 0.00 0.00 0.00 182,515.30 0.00
X-B 43,238.07 0.00 0.00 0.00 0.00 0.00 43,238.07 0.00
D 200,072.98 0.00 0.00 0.00 0.00 0.00 200,072.98 0.00
E 25,008.67 0.00 0.00 0.00 0.00 0.00 25,008.67 0.00
F 81,279.99 0.00 0.00 0.00 0.00 0.00 81,279.99 0.00
G 100,034.70 0.00 0.00 0.00 0.00 0.00 100,034.70 0.00
H 156,309.19 0.00 0.00 0.00 0.00 0.00 156,309.18 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
4,997,308.98 0.00 0.00 0.00 0.00 0.00 4,997,308.98 0.00
INTEREST DETAIL

March 2013
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Interest
Fees
Scheduled Interest
4,698,867.15
Master Servicing Fee
21,697.67
Interest Adjustments
0.00
Certificate Administrator Fee
2,603.67
Deferred Interest
0.00
Trustee Fee
1,844.27
Net Prepayment Shortfall
0.00
Custodian Fee
759.40
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,356.10
Interest Reserve (Deposit)/Withdrawal
324,099.27
Special Servicing Fee
0.00
Interest Collections
5,022,966.42
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,562,581.22
Fee Distributions
25,657.44
Unscheduled Principal
0.00
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
1,562,581.22
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,997,308.98
Principal Distribution
1,562,581.22
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
6,559,890.20
Total Collections
6,585,547.64
Total Distribution
6,585,547.64
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
March 2013
Interest Accrual Period
1/1/2013 - 1/31/2013
P&I Advances:
Master
Servicer
Trustee
Principal
0.00 0.00
Stated Principal Balance
Interest
0.00 0.00
Beginning
Ending
Total Current Advances
0.00 0.00
1,392,766,499.85 1,391,203,918.63
Cumulative Advances
0.00 0.00
TA Unused Fees Reserve Account
Interest on Advances
Beg Balance
(Withdraw)/Dep
End Balance
0.00 0.00 0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00 0.00 0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00 0.00 0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0 0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0 0.00
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
March 2013
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
Comments
CURRENT LOAN MODIFICATION REPORT

March 2013
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Liq Proceeds
Liq Proceeds
and Other
and Other Amt
Loss on
Loan ID
Amounts Rec'd
Alloc to Certs
Mortgage Loans
Totals:
REO Property with Final Recovery Determination
REO ADDITIONAL DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
March 2013
Curr Beg Sch
Aggregate
Prior
Amt Covered
Int (Shortage)/
Mod Adj/
Addt'l (Recov)
Real'd Loss
Recov of
(Recov)/Real'd
Distribution
Bal of Loan
Realized Loss
Real'd Loss
by OC/other
Excess Appl'd
Appraisal
Exp Appl'd
Appl'd to Cert
Real'd Loss
Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans
Appl'd to Cert
Credit Support
to Real'd Loss
Reduction Adj
to Real'd Loss
to Date
Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

March 2013
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
March 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
February 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

March 2013
REO STATUS REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

March 2013
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

March 2013
INTEREST SHORTFALL RECONCILIATION
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

March 2013
DEFEASED LOAN DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status
Count:
Totals:

March 2013
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

March 2013
LOAN LEVEL DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
30289966 Office
NY 11/07/2022 0 135,000,000.00 4.310 452,550.00 0.00 03/07/2013 0.00 0 452,550.00 0.00
30289967 Retail
MA 11/01/2022 0 109,364,161.20 4.010 525,791.19 0.00 03/01/2013 0.00 0 341,668.92 0.00
30291720 Retail
MA 01/06/2023 0 108,000,000.00 4.170 350,280.00 0.00 03/06/2013 0.00 0 350,280.00 0.00
30289968 Lodging
MA 01/01/2018 0 102,709,803.60 4.380 514,567.62 0.00 03/01/2013 0.00 0 350,457.13 0.00
30289956 Industrial
XX 01/01/2023 0 60,760,488.48 4.152 327,122.05 0.00 03/01/2013 0.00 0 196,637.25 0.00
30289957 Self Storage
XX 01/01/2023 0 52,200,000.00 3.755 152,453.00 0.00 03/01/2013 0.00 0 152,453.00 0.00
30289969 Retail
IA 12/06/2022 0 49,785,151.96 4.050 240,151.18 0.00 03/06/2013 0.00 0 157,084.89 0.00
30289993 Multifamily
CA 01/01/2023 0 41,781,690.29 4.660 269,353.82 0.00 03/01/2013 0.00 0 151,861.26 0.00
30304000 Industrial
TN 01/01/2023 0 40,800,000.00 4.460 141,530.67 0.00 03/01/2013 0.00 0 141,530.67 0.00
30291777 Lodging
CA 01/01/2023 0 36,895,754.68 4.380 184,844.68 0.00 03/01/2013 0.00 0 125,892.37 0.00
30291780 Retail
MA 01/01/2023 0 35,000,000.00 4.080 111,066.67 0.00 03/01/2013 0.00 0 111,066.67 0.00
30289970 Retail
PA 12/01/2022 0 31,000,000.00 4.250 102,472.22 0.00 03/01/2013 0.00 0 102,472.22 0.00
30289971 Lodging
XX 12/01/2017 0 30,379,511.63 5.830 229,246.12 0.00 03/01/2013 0.00 0 138,167.20 0.00
30289999 Office
NY 11/07/2022 0 30,000,000.00 4.310 100,566.67 0.00 03/07/2013 0.00 0 100,566.67 0.00
30289958 Lodging
CA 10/01/2022 0 28,329,803.71 4.950 152,124.45 0.00 03/01/2013 0.00 0 109,234.87 0.00
30289994 Retail
IL 11/01/2022 0 26,850,263.72 4.960 148,817.70 0.00 03/01/2013 0.00 0 103,756.19 0.00
30289972 Office
TX 12/01/2022 0 25,000,000.00 4.250 82,638.89 0.00 03/01/2013 0.00 0 82,638.89 0.00
30289973 Retail
CA 11/01/2022 0 23,857,042.80 3.840 112,376.96 0.00 03/01/2013 0.00 0 71,375.49 0.00
30289995 Retail
XX 01/01/2023 0 23,640,000.00 3.600 66,192.00 0.00 03/01/2013 0.00 0 66,192.00 0.00
30289974 Retail
NY 12/10/2022 0 22,906,336.56 4.350 114,496.71 0.00 03/10/2013 0.00 0 77,624.52 0.00
30291778 Retail
LA 01/01/2023 0 22,434,404.71 4.170 109,635.26 0.00 03/01/2013 0.00 0 72,881.46 0.00
30304007 Retail
AL 11/01/2022 0 20,212,629.70 4.260 100,105.81 0.00 03/01/2013 0.00 0 67,080.60 0.00
30289975 Retail
PA 12/05/2022 0 18,750,000.00 4.360 63,583.33 0.00 03/05/2013 0.00 0 63,583.33 0.00
30289976 Retail
NY 12/01/2022 0 18,500,000.00 4.050 58,275.00 0.00 03/01/2013 0.00 0 58,275.00 0.00
30291779 Retail
NY 01/01/2023 0 17,431,315.22 4.155 93,875.73 0.00 03/01/2013 0.00 0 56,453.14 0.00
30289960 Office
FL 01/01/2023 0 16,081,879.44 4.700 83,630.35 0.00 03/01/2013 0.00 0 58,878.68 0.00
30291776 Office
NJ 01/01/2023 0 14,952,199.85 3.620 68,365.49 0.00 03/01/2013 0.00 0 42,172.50 0.00
30304008 Mixed Use
MD 01/01/2023 0 13,609,815.88 4.110 66,035.79 0.00 03/01/2013 0.00 0 43,577.84 0.00
30289977 Retail
NY 01/10/2023 0 13,209,838.42 3.930 62,723.98 0.00 03/10/2013 0.00 0 40,446.17 0.00
30304009 Industrial
MD 12/01/2022 0 12,949,031.25 4.560 66,333.36 0.00 03/01/2013 0.00 0 45,998.02 0.00
30289959 Retail
NC 12/01/2022 0 12,500,000.00 3.414 33,191.67 0.00 03/01/2013 0.00 0 33,191.67 0.00
30291774 Retail
CA 01/01/2023 0 11,967,752.66 4.670 62,020.34 0.00 03/01/2013 0.00 0 43,536.67 0.00
30304006 Retail
CA 01/01/2023 0 11,965,914.34 4.330 59,596.15 0.00 03/01/2013 0.00 0 40,363.31 0.00
30304001 Retail
PA 11/01/2022 0 10,944,638.12 4.780 57,580.28 0.00 03/01/2013 0.00 0 40,752.30 0.00
30289978 Lodging
TX 01/01/2023 0 10,750,424.76 4.660 60,958.43 0.00 03/01/2013 0.00 0 39,043.75 0.00
30289961 Lodging
KY 01/01/2023 0 9,764,584.56 4.770 55,984.29 0.00 03/01/2013 0.00 0 36,299.64 0.00
30304004 Retail
WI 01/01/2018 0 8,973,158.87 4.030 43,123.18 0.00 03/01/2013 0.00 0 28,172.73 0.00
30289962 Industrial
TX 01/01/2023 0 8,774,799.65 4.280 43,445.40 0.00 03/01/2013 0.00 0 29,257.56 0.00
30291772 Office
IL 01/01/2023 0 8,152,413.48 4.500 41,421.52 0.00 03/01/2013 0.00 0 28,578.40 0.00
30289963 Retail
MO 01/01/2023 0 7,977,239.22 4.320 39,683.72 0.00 03/01/2013 0.00 0 26,846.66 0.00
30304002 Office
WA 11/01/2022 0 7,661,387.85 4.800 40,399.23 0.00 03/01/2013 0.00 0 28,646.39 0.00

March 2013
LOAN LEVEL DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
30304003 Multifamily
TX 12/01/2022 0 7,070,297.45 4.200 34,720.22 0.00 03/01/2013 0.00 0 23,134.15 0.00
30291771 Retail
NY 01/01/2023 0 7,000,000.00 4.450 24,227.78 0.00 03/01/2013 0.00 0 24,227.78 0.00
30304010 Office
CA 01/01/2018 0 6,980,754.25 4.530 35,592.86 0.00 03/01/2013 0.00 0 24,634.14 0.00
30289979 Retail
NY 12/01/2022 0 6,275,210.01 4.540 32,071.08 0.00 03/01/2013 0.00 0 22,193.34 0.00
30289980 Retail
TX 01/01/2026 0 4,949,642.03 5.330 44,444.97 0.00 03/01/2013 0.00 0 22,083.98 0.00
30304005 Retail
TX 12/01/2022 0 4,781,687.41 4.710 24,923.47 0.00 03/01/2013 0.00 0 17,543.95 0.00
30289981 Retail
CA 12/01/2022 0 4,732,336.32 4.850 25,065.36 0.00 03/01/2013 0.00 0 17,878.53 0.00
30289992 Retail
NC 12/01/2022 0 4,605,000.00 4.580 16,404.03 0.00 03/01/2013 0.00 0 16,404.03 0.00
30289982 Multifamily
TX 12/01/2022 0 4,581,767.75 4.500 23,307.52 0.00 03/01/2013 0.00 0 16,061.55 0.00
30289983 Retail
IA 11/01/2035 0 4,321,753.66 5.500 27,831.27 0.00 03/01/2013 0.00 0 19,844.64 0.00
30291775 Mixed Use
MI 01/01/2023 0 4,173,304.66 4.430 21,031.07 0.00 03/01/2013 0.00 0 14,402.19 0.00
30289984 Retail
MO 07/01/2030 0 4,080,319.60 6.040 31,690.69 0.00 03/01/2013 0.00 0 20,593.46 0.00
30289985 Retail
IL 05/01/2030 0 4,039,835.26 5.850 31,123.01 0.00 03/01/2013 0.00 0 19,749.64 0.00
30291773 Retail
CA 01/01/2023 0 3,985,249.73 4.620 22,506.62 0.00 03/01/2013 0.00 0 14,349.64 0.00
30289986 Retail
IA 05/01/2035 0 3,680,725.29 5.500 23,973.29 0.00 03/01/2013 0.00 0 16,902.40 0.00
30289987 Lodging
IN 12/01/2022 0 3,481,635.36 4.750 19,954.11 0.00 03/01/2013 0.00 0 12,888.81 0.00
30289964 Office
OH 12/01/2022 0 3,286,633.73 4.380 16,486.15 0.00 03/01/2013 0.00 0 11,214.42 0.00
30289988 Retail
XX 10/01/2022 0 3,280,892.10 5.110 17,937.63 0.00 03/01/2013 0.00 0 13,059.11 0.00
30289996 Retail
TX 12/01/2022 0 3,088,387.32 4.810 16,283.37 0.00 03/01/2013 0.00 0 11,571.63 0.00
30289989 Retail
NJ 06/01/2025 0 2,963,064.55 5.810 28,220.53 0.00 03/01/2013 0.00 0 14,413.02 0.00
30289990 Retail
NE 04/01/2032 0 2,554,731.78 6.070 18,863.02 0.00 03/01/2013 0.00 0 12,952.58 0.00
30289991 Retail
UT 02/01/2033 0 2,462,887.90 6.750 18,801.52 0.00 03/01/2013 0.00 0 13,881.42 0.00
30289965 Self Storage
MO 12/01/2022 0 1,691,080.02 4.750 9,692.00 0.00 03/01/2013 0.00 0 6,260.28 0.00
30289997 Retail
NC 12/01/2022 0 1,313,285.84 4.960 7,685.86 0.00 03/01/2013 0.00 0 5,076.43 0.00
1,391,203,918.63 6,261,448.34 0.00 0.00 65
Totals:
Count:
4,698,867.15 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If State field is blank or 'XX', loan has properties in multiple states.

March 2013
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

March 2013
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

March 2013
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
0M to 4.9M
20 72,054,220.31 5.18%
5M to 9.9M
10 78,629,845.34 5.65%
10M to 14.9M
9 112,849,615.28 8.11%
15M to 19.9M
4 70,763,194.66 5.09%
20M to 24.9M
5 113,050,413.77 8.13%
25M to 29.9M
3 80,180,067.43 5.76%
30M to 34.9M
3 91,379,511.63 6.57%
35M to 39.9M
2 71,895,754.68 5.17%
40M to 44.9M
2 82,581,690.29 5.94%
45M to 49.9M
1 49,785,151.96 3.58%
50M to 54.9M
1 52,200,000.00 3.75%
60M to 64.9M
1 60,760,488.48 4.37%
100M to 104.9M
1 102,709,803.60 7.38%
105M to 109.9M
2 217,364,161.20 15.62%
135M to 139.9M
1 135,000,000.00 9.70%
Total
65
1,391,203,918.63
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
16
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
50
M
t
o
54.9M
60
M
t
o
64.9M
10
0M
to
10
4.9M
10
5M
to
10
9.9M
13
5M
to
13
9.9M
Count
Balance ($)
%
3.250% - 3.490%
1 12,500,000.00 0.90%
3.500% - 3.740%
2 38,592,199.85 2.77%
3.750% - 3.990%
3 89,266,881.22 6.42%
4.000% - 4.240%
11 450,928,793.77 32.41%
4.250% - 4.490%
16 506,452,416.14 36.40%
4.500% - 4.740%
12 132,892,861.03 9.55%
4.750% - 4.990%
10 97,857,402.82 7.03%
5.000% - 5.240%
1 3,280,892.10 0.24%
5.250% - 5.490%
1 4,949,642.03 0.36%
5.500% - 5.740%
2 8,002,478.95 0.58%
5.750% - 5.990%
3 37,382,411.44 2.69%
6.000% - 6.240%
2 6,635,051.38 0.48%
6.750% - 6.990%
1 2,462,887.90 0.18%
Total
65
1,391,203,918.63
100.00%
Gross Rate
Total Weighted Average Rate: 4.33%
0
5
10
15
20
25
30
35
40
3.250% -
3.490%
3.500% -
3.740%
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%
6.750% -
6.990%

March 2013
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
MASSACHUSETTS
4 355,073,964.80 25.52%
NEW YORK
8 250,322,700.21 17.99%
CALIFORNIA
9 170,496,298.78 12.26%
VARIOUS
5 170,260,892.21 12.24%
TEXAS
8 68,997,006.37 4.96%
PENNSYLVANIA
3 60,694,638.12 4.36%
IOWA
3 57,787,630.91 4.15%
TENNESSEE
1 40,800,000.00 2.93%
ILLINOIS
3 39,042,512.46 2.81%
MARYLAND
2 26,558,847.13 1.91%
LOUISIANA
1 22,434,404.71 1.61%
ALABAMA
1 20,212,629.70 1.45%
NORTH CAROLINA
3 18,418,285.84 1.32%
NEW JERSEY
2 17,915,264.40 1.29%
FLORIDA
1 16,081,879.44 1.16%
MISSOURI
3 13,748,638.84 0.99%
KENTUCKY
1 9,764,584.56 0.70%
WISCONSIN
1 8,973,158.87 0.64%
WASHINGTON
1 7,661,387.85 0.55%
MICHIGAN
1 4,173,304.66 0.30%
INDIANA
1 3,481,635.36 0.25%
OHIO
1 3,286,633.73 0.24%
NEBRASKA
1 2,554,731.78 0.18%
UTAH
1 2,462,887.90 0.18%
Total
65
1,391,203,918.63
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
28
M
ASSACHUSETTS
NEW YORK
CALIFORNIA
VARIO
US
TEXAS
PENNSYLVANIA
IOWA
TENNESSEE
IL
LIN
O
IS
M
ARY
LA
ND
LOUISIANA
ALABAMA
NO
RTH CAROLINA
NEW
JE
RSEY
FLORIDA
M
ISS
O
URI
KENTUCKY
WISCONSIN
WASHINGTO
N
M
IC
HIGAN
INDIANA
OH
IO
NEBRASKA
UTAH

March 2013
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
57 - 59
4 149,043,228.35 10.71%
114 - 116
10 395,500,819.20 28.43%
117 - 119
43 817,606,911.01 58.77%
147 - 149
1 2,963,064.55 0.21%
153 - 155
1 4,949,642.03 0.36%
204 - 206
1 4,039,835.26 0.29%
207 - 209
1 4,080,319.60 0.29%
228 - 230
1 2,554,731.78 0.18%
237 - 239
1 2,462,887.90 0.18%
264 - 266
1 3,680,725.29 0.26%
270 - 272
1 4,321,753.66 0.31%
Total
65
1,391,203,918.63
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 113
0
10
20
30
40
50
60
57 - 59 114 - 116 117 - 119 147 - 149 153 - 155 204 - 206 207 - 209 228 - 230 237 - 239 264 - 266 270 - 272
Count
Balance ($)
%
1.000% - 1.490%
18 203,983,275.59 14.66%
1.500% - 1.990%
33 509,128,340.19 36.60%
2.000% - 2.490%
9 525,014,951.04 37.74%
2.500% - 2.990%
4 129,437,351.81 9.30%
3.000% - 3.490%
1 23,640,000.00 1.70%
Total
65
1,391,203,918.63
100.00%
DSCR
Total Weighted Average DSCR: 1.94
* Used the Most Recent DSCR (NOI) provided
0
5
10
15
20
25
30
35
40
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
3.000%
-
3.490%

March 2013
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
58.95%
Amortizing Balloon
2.09%
Fully Amortizing
38.96%
Other
Amortizing Balloon 58.95%
Fully Amortizing 2.09%
Other 38.96%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
43 820,155,958.56 58.95%
Fully Amortizing
8 29,052,960.07 2.09%
Other
14 541,995,000.00 38.96%
Total
65
1,391,203,918.63
100.00%
Amortization Type